Net (loss) income per Ordinary Share - Computation of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) - basic and diluted	$ 63,569	$ (2,595,941)	$ 515,014
Net income (loss) attributable to ordinary shareholders	$ 63,569	$ (2,595,941)	$ 515,014
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	4,837,255,456	4,837,255,456	4,591,748,099
Weighted average number of ordinary shares outstanding, Diluted (in shares)	4,858,518,429	4,837,255,456	4,592,307,849
Net income (loss) per share, basic (in dollars per share)	$ 0.00001	$ (0.0005)	$ 0.0001
Net income (loss) per share, diluted (in dollars per share)	$ 0.00001	$ (0.0005)	$ 0.0001